Shareholders Equity (Unaudited) (USD $)	Common Stock	Accumulated Deficit	Accumulated Other Comprehensive Income - Foreign currency translation adjustment	Total
Beginning Balance, amount at Dec. 31, 2010	$ 18,233,440	$ (14,330,573)	$ 24,580	$ 3,927,447
Beginning Balance, shares at Dec. 31, 2010	63,877,703
Issuance of consultant stock options	4,245			4,245
Net (loss) income		(719,654)		(719,654)
Ending Balance, amount at Sep. 30, 2011	$ 18,237,685	$ (15,050,227)	$ 24,580	$ 3,212,038
Ending Balance, shares at Sep. 30, 2011	63,877,703